Subsequent Events (Details) $ / shares in Units, $ in Thousands			6 Months Ended
	Jul. 31, 2019 $ / shares m³	Jul. 25, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Subsequent Events
Drawn amount			$ 677,680	$ 498,225
Common shares/units
Subsequent Events
Declaration of quarterly cash dividend (per share) | $ / shares	$ 0.15
Loan drawdown | GasLog Warsaw Facility
Subsequent Events
Drawn amount		$ 129,500
GasLog Warsaw delivery
Subsequent Events
Liquid natural gas cargo capacity | m³	180,000